Share-Based Compensation (Summary Of Vested And Nonvested Awards) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued payroll and other liabilities, current	$ 141,970		$ 150,690
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, Vested	451,873	[1]
Weighted-average fair value per unit, Vested	$ 4.55	[1]
Total fair value of the plan, Vested	2,057	[1]
Weighted-average accumulated percentage of service, Vested	100.00%	[1]
Accrued liability, Vested	2,057	[1],[2]
Number of units outstanding, Non-vested	566,433	[3]
Weighted-average fair market value per unit, Non-vested	$ 5.78	[3]
Total fair value of the plan, Non-vested	3,272	[3]
Weighted-average accumulated percentage of service, Non-vested	87.57%	[3]
Accrued liability, Non-vested	2,865	[2],[3]
Compensation expense not yet recognized, Non-vested	407	[3],[4]
Number of units outstanding, Total	1,018,306		2,129,221	2,923,582	3,534,414
Weighted-average fair market value per unit, Total	$ 5.23
Total fair value of the plan, Total	5,329
Weighted-average accumulated percentage of service, Total	92.37%
Accrued liability, Total	4,922	[2]
Compensation expense not yet recognized, Total	407	[4]
Weighted-average period of stock options recognized	1 year 1 month 6 days
Accrued payroll and other liabilities, current	3,620
Accrued payroll and other liabilities, non-current	1,302
2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, Vested	546,687	[1]
Weighted-average fair value per unit, Vested	$ 5.59	[1]
Total fair value of the plan, Vested	3,057	[1]
Weighted-average accumulated percentage of service, Vested	100.00%	[1]
Stock-based compensation recognized in Additional paid-in capital, vested	3,057	[1]
Number of units outstanding, Non-vested	1,887,201	[5]
Weighted-average fair market value per unit, Non-vested	$ 5.16	[5]
Total fair value of the plan, Non-vested	9,735	[5]
Weighted-average accumulated percentage of service, Non-vested	61.30%	[5]
Stock-based compensation recognized in Additional paid-in capital, Non-vested	5,971	[5]
Compensation expense not yet recognized, Non-vested	3,764	[5],[6]
Number of units outstanding, Total	2,433,888		2,464,434	1,879,847
Weighted-average fair market value per unit, Total	$ 5.26
Total fair value of the plan, Total	12,792
Weighted-average accumulated percentage of service, Total	70.60%
Stock-based compensation recognized in Additional paid-in capital	9,028
Compensation expense not yet recognized, Total	3,764	[6]
Weighted-average period of stock options recognized	3 years 1 month 6 days
2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, Total	904,094	[5]	1,224,761	1,013,592
Weighted-average fair market value per unit, Total	$ 18.25
Total fair value of the plan, Total	16,496
Weighted-average accumulated percentage of service, Total	64.80%
Stock-based compensation recognized in Additional paid-in capital	10,690
Compensation expense not yet recognized, Total	$ 5,806	[6]
Weighted-average period of stock options recognized	3 years 1 month 6 days

[1]	Related to exercisable awards.
[2]	The total accrued liability of $4,922 related to outstanding units is disclosed within “Accrued payroll and other liabilities” in the Company’s balance sheet as follows: $3,620 as a current liability and $1,302 as a non-current liability.
[3]	Related to awards that will vest between fiscal years 2014 and 2015.
[4]	Expected to be recognized in a weighted-average period of 1.1 years.
[5]	Related to awards that will vest between fiscal years 2014 and 2018.
[6]	Expected to be recognized in a weighted-average period of 3.1 years.